Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2024
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
7	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Right-Of-Use Assets
Balance brought forward	141,572	213,761	47,763
Less: Amortization	(118,444)	(190,487)	(42,562)
Termination of right-of-use asset	(94,381)	(142,507)	(31,842)
Add: New lease recognized	285,014	858,477	191,817
Balance carried forward	213,761	739,244	165,176

Lease Liabilities
Balance brought forward	146,640	215,647	48,184
Add: Imputed interest	9,066	24,391	5,450
Less: Principal repayment	(126,000)	(205,000)	(45,805)
Termination of lease liability	(99,073)	(145,696)	(32,554)
Add: New lease recognized	285,014	858,477	191,817
Balance carried forward	215,647	747,819	167,092

Lease liability current portion	141,816	276,524	61,786
Lease liability non-current portion	73,831	471,295	105,306

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	118,444	190,487	42,562
Interest expense on lease liabilities	9,066	24,391	5,450
Extinguishment of right-of-use asset and liabilities	(4,692)	(3,189)	(713)
Expense relating to short-term leases and leases of low-value assets	295	12,500	2,793
Total	123,113	224,189	50,092

	As of December 31, 2024	As of December 31, 2024
	RM	Convenience Translation USD
Maturities of Lease
Year ending December 31, 2025	276,524	61,786
Year ending December 31, 2026	292,705	65,402
Year ending December 31, 2027	178,590	39,904
Total	747,819	167,092

On July 1, 2024, Founder Energy Sdn. Bhd. had entered into a Tenancy Agreement with Mr. Lee Seng Chi pertaining to the rental of our principal office for two years with option to renew for additional year with monthly rental amounted RM 26,000 (2023: RM 12,500).

The extension options for lease of office premise has been included in lease liabilities. Subsequent renewal is negotiated with Mr. Lee Seng Chi to align with the Group’s business needs.